Leases	12 Months Ended
Mar. 31, 2025
Lease liabilities [abstract]
Leases	Leases
The Company leases office buildings for management and operation purposes.
(1)Right-of-use assets
Right-of-use assets related to leased properties are presented as property and equipment. See Note 16 “Property and equipment.”
(2)Lease liabilities
Lease liabilities consist of the following:

	As of March 31,
(In millions)	2024	2025
Current portion	¥384	¥376
Non-current portion	1,277	901
Total	¥1,661	¥1,277
Lease liabilities are included in “Other financial liabilities” in the consolidated statements of financial position.
The balances of lease liabilities by maturity are presented in Note 4 “Financial risk management.”
(3)Amounts recognized in the consolidated statements of profit or loss and other comprehensive income
Amounts recognized in the consolidated statements of profit or loss and other comprehensive income are as follows:

	As of March 31,
(In millions)	2023	2024	2025
Interest expenses on lease liabilities	¥3	¥5	¥10
Expenses pertaining to short-term leases	3	1	—
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥14	¥25	¥28
(4)Amounts recognized in the consolidated statements of cash flows
The total cash outflows for leases for the years ended March 31, 2023, 2024 and 2025 were ¥275 million, ¥358 million and ¥501 million, respectively.